INVENTORIES	6 Months Ended
Jun. 30, 2025
Inventory, Net [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES
	June 30,	December 31,
	2025	2024
	Unaudited

Raw materials	5,770	4,141
Work-in-progress	6,682	4,467
Finished goods	422	880

	12,874	9,488

During the periods ended June 30, 2025 and June 30, 2024, the Company recorded inventory write-offs in the amounts of $60 and $67, respectively. Such write-offs were included in cost of revenues.